EMPLOYEE BONUS PLAN 10K (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
EMPLOYEE BONUS PLAN [Abstract]
Cash incentive bonus plan, amount approved	$ 0.7
Employee bonus accrued	0.6
Approved executive bonus plan	0.3
Approved executive bonus plan, employee bonus accrued	$ 0.2